Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 5 - Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2014	December 31, 2013
Machinery and equipment	$1,013,000	$849,000
Office furniture and fixtures	198,000	198,000
Computer equipment and software	149,000	97,000
Total cost	1,360,000	1,144,000
Less accumulated depreciation	(605,000)	(380,000)
Net	$755,000	$764,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	December 31, 2014	December 31, 2013
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	17,000
Total assets under capital lease	73,000	44,000
Less accumulated amortization	(21,000)	(1,000)
Net assets under capital lease	$52,000	$43,000

Depreciation expense for the year ended December 31:

	2014	2013
Research and development	$120,000	$76,000
General and administrative	113,000	130,000
	$233,000	$206,000

Amortization of assets under capital lease was $20,000 and $1,000 for the years ended December 31, 2014 and 2013, respectively.